Business Segment Information (Schedule Of Reconciliation Of Operating Earnings Before Income Taxes From Continuing Operations) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	May. 03, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May. 04, 2013	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net	$ 615,393	$ 729,277	$ 635,877	$ 591,162	$ 599,962	$ 702,788	$ 621,706	$ 588,656	$ 2,571,709	$ 2,513,113	$ 2,477,796
Operating earnings									125,934	98,617	74,478
Interest expense									(20,445)	(21,254)	(22,973)
Gains (Losses) on Extinguishment of Debt									(420)	0	0
Interest income									379	377	322
Gain (Loss) on Disposition of Stock in Subsidiary									4,679	(576)	0
Earnings before income taxes from continuing operations									110,127	77,740	51,827
Long Lived Assets Held For Use	425,916				356,854				425,916	356,854	398,831
UNITED STATES
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net									2,318,530	2,258,605	2,251,094
Far East [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net									194,296	193,725	158,261
Long Lived Assets Held For Use	2,336				2,454				2,336	2,454	9,478
CANADA
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net									58,883	60,783	68,441
Long Lived Assets Held For Use	8,773				7,159				8,773	7,159	7,824
UNITED STATES
Segment Reporting Information [Line Items]
Long Lived Assets Held For Use	414,559				347,005				414,559	347,005	381,459
Latin America Europe And Other [Member]
Segment Reporting Information [Line Items]
Long Lived Assets Held For Use	$ 248				$ 236				$ 248	$ 236	$ 70